ACCOUNTING POLICIES - Disclosure of exchange rates and linkage basis (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Israeli
Exchange rates and linkage basis
CPI Points	[1]	248.6	241.4	229.4
Change	[1]	3.00%	5.20%	2.80%
EUR
Exchange rates and linkage basis
Exchange rate		4.01	3.75	3.52
Change		6.90%	6.50%	(10.70%)
USD
Exchange rates and linkage basis
Exchange rate		3.63	3.52	3.11
Change		3.10%	13.20%	(3.10%)
CHF
Exchange rates and linkage basis
Exchange rate		4.31	3.82	3.4
Change		12.80%	12.40%	(6.80%)

[1]	The index on an average basis of 1993 = 100.